Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Class I2 Shares | Transamerica Large Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TRANSAMERICA LARGE CAP GROWTH
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The fund generally considers large cap companies to be companies with capitalizations that, at the time of purchase, are within the range of companies included in the Russell 1000® Growth Index[1]. As of December 31, 2011, the market capitalization range of the Russell 1000® Growth Index was between $161 million and $567.1 billion. The fund’s sub-adviser, BNP Paribas Asset Management, Inc. (the “sub-adviser”), generally intends to focus on companies with market capitalizations greater than $10 billion but, from time to time, may invest in companies with smaller capitalizations that are within the range of the Russell 1000® Growth Index at the time of purchase.

The fund will employ a fundamental, bottom-up approach. The sub-adviser generally applies the following complementary layers of fundamental analysis: systemic and qualitative. The goal of the systematic evaluation generally is to reduce the large universe of stocks into a manageable pool for deeper analysis. A multi-factor evaluation aims to assess the operating quality, valuation and momentum of stocks within each sector resulting in a decile ranking for every stock in the investment universe. The qualitative analysis seeks to build a portfolio with highest conviction opportunities for each sector. The sub-adviser’s fundamental research is driven by the belief that stock prices reflect earnings, and the sub-adviser’s in-depth company research is focused on seeking to develop a learned view on earnings prospects. The construction of the fund’s portfolio aims to balance risk and return.

The fund will invest primarily in common stock and depositary receipts. Generally, less than 5% of portfolio assets will be invested in cash and cash equivalents subject to a maximum of 10% of fund assets. The fund will generally invest at least 80% of its assets in U.S. securities. Up to 20% of the fund’s assets may be invested in non-U.S. securities.

The fund may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the fund may take temporary defensive positions in cash and short-term debt securities without limit. During periods of defensive investing, it will be more difficult for the fund to achieve its objective.

[1]Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors affect the fund's performance. There is no assurance the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.
  Cash Management and Defensive Investing – Money market instruments or short-term debt securities held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, the fund will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the fund’s yield will go down. To the extent that the fund’s assets are used for cash management or defensive investing purposes, it will be more difficult for the fund to achieve its objective.
  Currency – The value of the fund’s securities denominated in foreign currencies fluctuates as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile and are affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.
  Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.
  Expenses –Your actual costs of investing in the fund may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.
  Foreign Securities –Investing in foreign securities is generally riskier than investing in U.S. securities. Foreign securities are subject to a number of additional risks, including nationalization or expropriation of assets, imposition of currency controls or restrictions, confiscatory taxation, political or financial instability and other adverse economic or political developments. Lack of information and less market regulation and accounting standards also may affect the value of these securities.
  Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks may be particularly susceptible to larger price swings or to adverse developments. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
  Manager – The sub-adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the sub-adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Market – The market prices of the fund's securities may go down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities. In response to the financial crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
  Portfolio Selection – The value of your investment may decrease if the sub-adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance is shown for the fund. Performance information will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will appear in a future version of this prospectus once the fund has a full calendar year of performance information to report to investors.
Class I2 Shares | Transamerica Large Cap Growth | I2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246

[1]	Other expenses are based on estimates for the current fiscal year.